Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Enterprise-wide geographic reporting
During 2017, after the acquisition of CSL and Giant Credit, there are two additional segments, consisting of the VR service and products and money lending.

For the year ended December 31, 2017	LCD/LED products	Green energy products and services	VR products and services	Money lending services	Corporate unallocated (note)	Consolidated
Revenues	$42	$9	$-	$-	$-	$51
Gross (loss) profit	16	(1,308)	-	-	-	(1,292)
Operating expenses	(1,052)	(6,009)	(2,740)	-	(773)	(10,574)
Loss from operations	(1,036)	(7,317)	(2,740)	-	(773)	(11,866)
Other income (expenses)	136	(13)	-	-	(150)	(27)
Loss before provision for income taxes	(900)	(7,330)	(2,740)	-	(923)	(11,893)
Income tax benefit	-	350	329	-	-	679
Net loss	(900)	(6,980)	(2,411)	-	(923)	(11,214)

As of December 31, 2017
Identifiable long-lived assets	3	23,888	18,370	508	-	42,769
Total assets	2,085	56,696	37,287	2,376	9	98,453

		Green energy	Corporate
	LCD/LED	products	unallocated
For the year ended December 31, 2016	products	and services	(note)	Consolidated
Revenues	$5,067	$2	$	$5,069
Gross profit	200	2		202
Operating expenses	1,281	1,272	1,617	4,170
Loss from operations	(1,081)	(1,270)	(1,617)	(3,968)
Other income (expenses)	137	(9)	(1,522)	(1,394)
Loss before provision for income taxes	(944)	(1,279)	(3,139)	(5,362)
Income tax benefit	-	315	-	315
Net loss	(944)	(964)	(3,139)	(5,047)

As of December 31, 2016
Identifiable long-lived assets	5	25,290	-	25,295
Total assets	1,965	61,794	36,513	100,272

Schedule of Segment Reporting Information, by Segment
Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2017	2016	2015

Mainland China	$42	$751	$1,184
Hong Kong	9	4,318	737

Total	$51	$5,069	$1,921